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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08490

Excelsior Funds Trust

(Exact name of registrant as specified in charter)

114 West 47th Street New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services 3435 Stelzer Rd. Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Item 1.	Schedule of Investments.

Excelsior Funds Trust

High Yield Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Principal Amount	Security Description	Value
CORPORATE BONDS (76.70%):
ADVERTISING PERIODICALS (2.75%):
$2,000,000	Dex Media Finance/West, 8.50%, 08/15/10	$2,077,500
1,000,000	RH Donnelley Finance Corp., 10.88%, 12/15/12 (a)	1,090,000

		3,167,500

CABLE TV (1.79%):
1,000,000	Echostar DBS Corp., 7.13%, 02/01/16	1,000,000
1,000,000	NTL Cable plc, 9.13%, 08/15/16	1,056,250

		2,056,250

CASINO HOTELS (7.45%):
1,000,000	American Casino & Entertainment, 7.85%, 02/01/12	1,021,250
1,000,000	Aztar Corp., 7.88%, 06/15/14	1,086,250
1,000,000	Boyd Gaming Corp., 7.13%, 02/01/16	995,000
1,000,000	MGM Mirage, Inc., 8.50%, 09/15/10	1,070,000
2,000,000	Poster Financial Group, 8.75%,12/01/11	2,075,000
1,000,000	Station Casinos, Inc., 6.63%, 03/15/18	857,500
1,500,000	Trump Entertainment Resorts, 8.50%, 06/01/15	1,492,500

		8,597,500

CELLULAR TELECOM (2.72%):
2,000,000	American Cellular Corp., 10.00%, 08/01/11	2,115,000
1,000,000	Dobson Communications Corp., 8.88%, 10/01/13	1,018,750

		3,133,750

CHEMICALS - DIVERSIFIED (2.29%):
1,000,000	Lyondell Chemical Co., 10.50%, 06/01/13	1,100,000
1,500,000	Nell AF Sarl, 8.38%, 08/15/15 (a)	1,541,250

		2,641,250

CHEMICALS - PLASTICS (0.87%):
1,000,000	PolyOne Corp., 8.88%, 05/01/12	997,500

CHEMICALS - SPECIALTY (0.91%):
1,000,000	Tronox Worldwide llc/ Tronox Finance Corp., 9.50%, 12/01/12	1,052,500

COAL (1.30%):
500,000	Massey Energy Co., 6.88%, 12/15/13	470,000
1,000,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	1,025,000

		1,495,000

COMMERCIAL SERVICES (1.78%):
1,000,000	Iron Mountain, Inc., 8.63%, 04/01/13	1,032,500
1,000,000	Iron Mountain, Inc., 7.75%, 01/15/15	1,020,000

		2,052,500

COMPUTER SERVICES (0.93%):
1,000,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	1,067,500

CONTAINERS - PAPER/PLASTIC (2.63%):
1,000,000	Graham Packaging Co., 8.50%, 10/15/12	1,010,000
1,000,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	940,000
1,000,000	Pregis Corp., 12.38%, 10/15/13 (a) (b)	1,082,500

		3,032,500

COSMETICS & TOILETRIES (1.22%):
1,500,000	Del Laboratories, Inc., 8.00%, 02/01/12	1,406,250

DISTRIBUTION/WHOLESALE (1.67%):
2,000,000	Nebraska Book Co., 8.63%, 03/15/12	1,920,000

DIVERSIFIED MANUFACTURING OPERATIONS (0.44%):
500,000	Bombardier, Inc., 8.00%, 11/15/14 (a)	512,500

ELECTRIC - GENERATION (1.39%):
1,500,000	AES Corp., 9.50%, 06/01/09	1,605,000

ELECTRONIC COMPONENTS - SEMICONDUCTORS (0.86%):
1,000,000	Freescale Semiconductor, 8.88%, 12/15/14 (a)	996,250

FINANCE - AUTO LOANS (3.88%):
354,000	Ford Motor Credit Co., 9.75%, 09/15/10 (a)	376,589
2,000,000	General Motors Acceptance Corp., 6.13%, 02/01/07	2,000,454
2,000,000	General Motors Acceptance Corp., 7.75%, 01/19/10	2,093,330

		4,470,373

FOOD - MISCELLANEOUS AND DIVERSIFIED (0.92%):
1,000,000	Del Monte Corp., 8.63%, 12/15/12	1,055,000

FORESTRY (0.89%):
1,500,000	Tembec Industries, Inc., 8.63%, 06/30/09	1,027,500

FUNERAL SERVICES & RELATED ITEMS (1.32%):
1,500,000	Service Corp. International, 7.00%, 06/15/17	1,518,750

HEAVY CONSTRUCTION EQUIPMENT RENTAL (0.91%):
1,000,000	Ahern Rentals, Inc., 9.25%, 08/15/13	1,042,500

HOME FURNISHINGS (2.67%):
1,000,000	Sealy Mattress Co., 8.25%, 06/15/14	1,045,000
2,000,000	Simmons Co., 7.88%, 01/15/14	2,025,000

MACHINERY - FARM (0.44%):		3,070,000

500,000	Case New Holland, Inc., 7.13%, 03/01/14	507,500

MACHINERY - GENERAL INDUSTRIAL (0.88%):
1,000,000	The Manitowoc Co., Inc., 7.13%, 11/01/13	1,010,000

MEDICAL - HOSPITALS (0.91%):
1,000,000	HCA, Inc., 8.75%, 09/01/10	1,042,500

MULTI-LINE INSURANCE (1.98%):
2,128,000	Hanover Insurance Group, 7.63%, 10/15/25	2,280,527

MUSIC (1.38%):
1,600,000	Warner Music Group, 7.38%, 04/15/14	1,584,000

OFFICE AUTOMATION & EQUIPMENT (3.16%):
1,000,000	Ikon Office Solutions, 7.75%, 09/15/15	1,047,500
1,000,000	Xerox Capital Trust I, 8.00%, 02/01/27	1,021,250
1,500,000	Xerox Corp., 7.63%, 06/15/13	1,575,000

		3,643,750

PAPER & RELATED PRODUCTS (0.85%):
1,000,000	Mercer International, Inc., 9.25%, 02/15/13	977,500

PHYSICIANS PRACTICE MANAGEMENT (3.23%):
2,000,000	Ameripath, Inc., 10.50%, 04/01/13	2,165,000
500,000	US Oncology Holdings, Inc., 9.00%, 08/15/12	527,500
1,000,000	US Oncology Holdings, Inc., 10.68%, 03/15/15 (c)	1,027,500

		3,720,000

PIPELINES (0.87%):
500,000	Semgroup L.P., 8.75%, 11/15/15 (a)	502,500
500,000	Williams Cos., 6.38%, 10/01/10 (a)	503,125

		1,005,625

RACETRACKS (0.85%):
1,000,000	Penn National Gaming, Inc., 6.75%, 03/01/15	980,000

RENTAL AUTO/EQUIPMENT (0.44%):
500,000	United Rentals, Inc., 7.75%, 11/15/13	501,875

RESORTS/THEME PARKS (0.90%):
1,000,000	Universal City Florida Holdings, 10.12%, 05/01/10 (c)	1,032,500

RETAIL - ARTS & CRAFTS (0.45%):
500,000	Michaels Stores, Inc., 10.00%, 11/01/14 (a)	520,000

RETAIL - MAJOR DEPARTMENT STORE (1.92%):
1,000,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	1,091,250
1,000,000	Saks, Inc., 9.88%, 10/01/11	1,115,000

		2,206,250

RETAIL - TOY STORE (1.05%):
1,500,000	Toys R Us, 7.38%, 10/15/18	1,215,000

RETAIL - VIDEO RENTAL (1.68%):
2,000,000	Blockbuster, Inc., 9.00%, 09/01/12 (c)	1,935,000

SATELLITE TELECOM (2.01%):
650,000	Inmarsat Finance plc, 7.63%, 06/30/12	671,125
1,500,000	Intelsat Bermuda Ltd., 11.25%, 06/15/16 (a)	1,646,250

		2,317,375

SCHOOLS (1.25%):
1,500,000	Knowledge Learning Center, 7.75%, 02/01/15 (a)	1,436,250

SPECIAL PURPOSE ENTITY (0.86%):
1,000,000	Wimar OPCO llc, 9.63%, 12/15/14 (a)	990,000

TELEPHONE - INTERGRATED (9.11%):
2,000,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	2,055,000
2,000,000	Citizens Communications, 9.25%, 05/15/11	2,212,500
649,000	Consolidated Communications Holding, 9.75%, 04/01/12	694,430
1,000,000	Hawaiian Telcom Communication, 12.50%, 05/01/15	1,047,500
1,250,000	Nordic Telephone Co. Holdings, 8.88%, 05/01/16 (a)	1,337,500
1,000,000	Qwest Corp., 7.50%, 06/15/23	1,007,500
2,000,000	Valor Telecom Enterprise, 7.75%, 02/15/15	2,152,500

		10,506,930

TRAVEL SERVICES (0.89%):
1,000,000	Travelport, Inc., 11.88%, 09/01/16 (a)	1,025,000

Total CORPORATE BONDS (Cost $85,348,162)		88,355,455

BANK LOANS (0.44%):
MISCELLANEOUS MANUFACTURING (0.44%):
500,000	IPC Acquisition Corp., 11.86%, 09/29/14 (b) (c) (d)	502,500

Total BANK LOANS (Cost $500,000)		502,500

Shares

COMMON STOCK (5.58%):
METAL - ALUMINUM (5.58%):
50,238	Ormet Corp. (b)	6,433,320

Total COMMON STOCK (Cost $7,067,301)		6,433,320

Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.33%):
FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTE (8.33%):
$9,600,000 4.80%, 01/03/07	9,593,600

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $9,593,600)	9,593,600

Total Investments (Cost $102,509,063) (e) - 91.05%	$104,884,875
Other assets in excess of liabilities - 8.95%	10,307,855

NET ASSETS - 100.00%	$115,192,730

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to $13,559,714 or 11.77% of net assets.
(b)	Represents an illiquid security as of December 31, 2006.
(c)	Variable Rate Security - The rate disclosed is as of December 31, 2006.
(d)	Fair valued as of December 31, 2006.
(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,164,607	$(1,788,795)	$2,375,812

Discount Note – The rate reported on the Portfolio of Investments is the discount rate at the time of purchase.

llc – Limited Liability Company

L.P. – Limited Partnership

Ltd. – Limited

plc – public limited company

Excelsior Funds Trust

Equity Income Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (92.00%):
CONSUMER DISCRETIONARY (10.15%):
110,000	CBS Corp., Class B	$3,429,800
100,000	Circuit City Stores, Inc.	1,898,000
90,000	Home Depot, Inc.	3,614,400
8,000	Idearc, Inc. (a)	229,200
200,000	Leggett & Platt, Inc.	4,780,000
225,000	Newell Rubbermaid, Inc.	6,513,750
135,000	Time Warner, Inc.	2,940,300

		23,405,450

CONSUMER STAPLES (5.00%):
78,000	Altria Group, Inc.	6,693,960
135,000	SUPERVALU, Inc.	4,826,250

		11,520,210

ENERGY (9.41%):
90,000	BP plc ADR	6,039,000
112,000	Chevron Corp.	8,235,360
170,000	Halliburton Co.	5,278,500
70,000	Penn West Energy Trust	2,139,200

		21,692,060

FINANCIAL (21.56%):
270,000	Arthur J. Gallagher & Co.	7,978,500
33,000	Bank of America Corp.	1,761,870
113,000	Citigroup, Inc.	6,294,100
105,000	Freddie Mac	7,129,500
185,000	Mellon Financial Corp.	7,797,750
92,000	Morgan Stanley	7,491,560
95,000	RenaissanceRe Holdings Ltd.	5,700,000
153,000	U.S. BanCorp.	5,537,070

		49,690,350

HEALTH CARE (6.39%):
99,000	Eli Lilly & Co.	5,157,900
95,000	Medtronic, Inc.	5,083,450
78,000	Novartis AG ADR	4,480,320

		14,721,670

INDUSTRIALS (11.07%):
160,000	Dover Corp.	7,843,200
165,000	General Electric Co.	6,139,650
170,000	Honeywell International, Inc.	7,690,800
85,000	Hubbell, Inc., Class B	3,842,850

		25,516,500

INFORMATION TECHNOLOGY (10.46%):
225,000	Electronic Data Systems Corp.	6,198,750
190,000	Linear Technology Corp.	5,760,800
210,000	Microsoft Corp.	6,270,600
290,000	Nokia Oyj ADR	5,892,800

		24,122,950

RAW/INTERMEDIATE MATERIALS (13.10%):
67,000	Eastman Chemical Co.	3,973,770
280,000	Packaging Corp. of America	6,188,000

56,047	Pope Resources Ltd.	1,923,533
32,000	Rayonier, Inc.	1,313,600
415,000	RPM, Inc.	8,669,350
115,000	Weyerhaeuser Co.	8,124,750

		30,193,003

TELECOMMUNICATION (4.86%):
147,000	AT&T, Inc.	5,255,250
160,000	Verizon Communications, Inc.	5,958,400

		11,213,650

Total COMMON STOCKS (Cost $175,860,189)		212,075,843

FOREIGN COMMON STOCKS (3.05%):
UNITED KINGDOM (3.05%):
466,720	Pearson plc	7,033,337

Total FOREIGN COMMON STOCKS (Cost $5,553,970)		7,033,337

CONVERTIBLE PREFERRED STOCKS (2.71%):
CONSUMER DISCRETIONARY (2.44%):
76,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	2,599,200
133,000	General Motors Corp., Series C, Preferred Exchange, 6.25%	3,021,760

		5,620,960

ENERGY (0.27%):
16,000	EL Paso Energy Capital Trust I, Preferred Exchange, 4.75%	620,800

Total CONVERTIBLE PREFERRED STOCKS (Cost $5,311,099)		6,241,760

Contracts
CALL OPTIONS PURCHASED (1.61%):
415	Circuit City Stores, Inc. Expires 01/17/09 strike price 20	170,150
200	Home Depot, Inc. Expires 01/17/09 strike price 30	246,000
1,100	Home Depot, Inc. Expires 01/18/08 strike price 35	836,000
450	Microsoft Corp. Expires 01/18/08 strike price 20	481,500
300	Time Warner, Inc. Expires 01/17/09 strike price 15	240,000
2,300	Time Warner, Inc. Expires 01/19/08 strike price 15 (b)	1,748,000

Total CALL OPTIONS PURCHASED (Cost $2,680,464)		3,721,650

Principal Amount
REPURCHASE AGREEMENT (0.35%):
$815,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07,	815,000

	repurchase price $815,509 (collateralized by U.S. Government Obligation, par value $797,000, 5.30%, maturing 07/21/20; total market value $833,539)
Total REPURCHASE AGREEMENT (Cost $815,000)		815,000

Total Investments (Cost $190,220,722) (c) - 99.72%		$229,887,590
Other assets in excess of liabilities - 0.28%		652,316

NET ASSETS - 100.00%		$230,539,906

(a)	Non-income producing security.
(b)	Fair valued as of December 31, 2006.
(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$42,246,184	$(2,579,316)	$39,666,868

ADR – American Depository Receipt

Ltd. – Limited

plc – Public limited company

Excelsior Funds Trust

Equity Opportunities Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (92.80%):
CONSUMER DISCRETIONARY (12.41%):
95,300	BorgWarner, Inc.	$5,624,606
147,200	Dillards, Inc., Class A	5,147,584
136,000	Furniture Brands International, Inc.	2,207,280
146,600	John Wiley & Sons, Class A	5,639,702
129,500	Life Time Fitness, Inc. (a)	6,282,045
181,900	Sotheby’s Holdings, Inc., Class A	5,642,538
159,800	Timberland Co., Class A (a)	5,046,484

		35,590,239

CONSUMER STAPLES (4.76%):
131,600	Anheuser Busch Cos., Inc.	6,474,720
178,000	Senomyx, Inc. (a)	2,312,220
94,000	Wm. Wrigley Jr. Co.	4,861,680

		13,648,620

ENERGY (6.70%):
89,500	Apache Corp.	5,952,645
87,500	Exxon Mobil Corp.	6,705,125
83,200	Suncor Energy, Inc. ADR	6,565,312

		19,223,082

FINANCIAL (16.53%):
336,000	Aegon N.V.	6,367,200
142,000	American Capital Strategies Ltd.	6,568,920
65	Berkshire Hathaway, Inc., Class A (a)	7,149,350
46,500	Lehman Brothers Holding, Inc.	3,632,580
228,100	Leucadia National Corp.	6,432,420
87,600	NYSE Group, Inc. (a)	8,514,720
71,000	Progressive Corp.	1,719,620
118,000	RenaissanceRe Holdings Ltd.	7,080,000

		47,464,810

HEALTH CARE (9.35%):
91,000	Johnson & Johnson	6,007,820
99,300	Medtronic, Inc.	5,313,543
96,850	Novo-Nordisk A/S ADR	8,099,566
82,700	Roche Holdings Ltd. ADR	7,401,468

		26,822,397

INDUSTRIALS (15.36%):
2,386,000	Bombardier, Inc., Class B (a)	8,083,768
122,900	Canadian National Railway Co.	5,288,387
127,900	Expeditors International of Washington, Inc.	5,179,950
153,400	General Electric Co.	5,708,014
399,400	Quanta Services, Inc. (a)	7,856,198
156,500	Rolls-Royce Group plc ADR	6,878,175
160,400	Simpson Manufacturing Co., Inc.	5,076,660

		44,071,152

INFORMATION TECHNOLOGY (5.83%):
1,324,000	3com Corp. (a)	5,441,640
58,000	Analog Devices, Inc.	1,906,460
120,300	Microchip Technology, Inc.	3,933,810
200,000	National Instruments Corp.	5,448,000

		16,729,910

RAW/INTERMEDIATE MATERIALS (10.73%):
113,500	Aracruz Cellulose S.A. ADR	6,950,740
8,600	IPSCO, Inc.	807,282
161,900	Monsanto Co.	8,504,607
123,450	Nucor Corp.	6,747,777
86,600	Vulcan Materials Co.	7,782,742

		30,793,148

REAL ESTATE (1.63%):
87,200	St. Joe Co.	4,671,304

UTILITIES (9.50%):
366,000	AES Corp. (a)	8,066,640
307,000	Centerpoint Energy, Inc.	5,090,060
519,500	EL Paso Corp.	7,937,960
366,000	Sierra Pacific Resources (a)	6,159,780

		27,254,440

Total COMMON STOCKS (Cost $221,087,390)		266,269,102

FOREIGN COMMON STOCKS (3.40%):
GERMANY (1.91%):
95,200	Bayerische Motoren Werke AG	5,467,364

BELGIUM (1.49%):
200,000	RHJ International (a)	4,276,494

Total FOREIGN COMMON STOCKS (Cost $8,605,305)		9,743,858

Principal Amount
REPURCHASE AGREEMENT (3.79%):
$10,865,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $10,871,791 (collateralized by U.S. Government Obligation, par value $10,835,000, 4.00%, maturing 01/28/08; total market value $11,046,789	10,865,000

Total REPURCHASE AGREEMENT (Cost $10,865,000)		10,865,000

Total Investments (Cost $240,557,695) (b) - 99.99%		$286,877,960
Other assets in excess of liabilities - 0.01%		16,299

NET ASSETS - 100.00%		$286,894,259

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$50,542,172	$(4,221,907)	$46,320,265

ADR – American Depositary Receipt

Ltd. – Limited

Excelsior Funds Trust

Mid Cap Value and Restructuring Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Shares	Security Description	Value
COMMON STOCKS (96.31%):
CONSUMER DISCRETIONARY (24.79%):
71,900	Autozone, Inc. (a)	$8,308,764
101,100	Black & Decker Corp.	8,084,967
112,900	Centex Corp.	6,352,883
285,000	Constellation Brands, Inc. (a)	8,270,700
190,600	EchoStar Communications, Inc. (a)	7,248,518
135,800	Limited Brands	3,930,052
303,200	Onex Corp.	7,372,611
167,700	Sherwin-Williams Co.	10,662,367
333,200	Tempur-Pedic International, Inc. (a)	6,817,272
260,000	TJX Cos., Inc.	7,404,800

		74,452,934

CONSUMER STAPLES (2.07%):
147,200	Dean Foods Co. (a)	6,223,616

ENERGY (13.23%):
121,800	Cimarex Energy Co.	4,445,700
173,300	Devon Energy Corp.	11,624,964
334,800	EL Paso Corp.	5,115,744
122,700	Noble Corp.	9,343,605
187,800	Occidental Petroleum Corp.	9,170,274

		39,700,287

FINANCIAL (15.65%):
88,000	Ace Ltd.	5,330,160
167,700	CIT Group, Inc.	9,352,629
115,000	First Marblehead Corp.	6,284,750
116,600	Lehman Brothers Holding, Inc.	9,108,792
61,400	Mastercard, Inc., Class A	6,047,286
59,900	RenaissanceRe Holdings Ltd.	3,594,000
210,000	W.R. Berkley Corp.	7,247,100

		46,964,717

HEALTH CARE (5.97%):
331,300	Health Management Associates, Inc., Class A	6,993,743
176,700	Shire Pharmaceuticals plc ADR	10,912,992

		17,906,735

INDUSTRIALS (17.96%):
100,000	Autoliv, Inc.	6,030,000
187,700	Brink’s Co.	11,997,784
236,600	Empresa Brasileira de Aeronautica S.A. ADR	9,797,606
130,000	Kennametal, Inc.	7,650,500
36,000	Lincoln Electric Holdings, Inc.	2,175,120
167,700	Mueller Industries, Inc.	5,316,090
50,000	Oshkosh Truck Corp.	2,421,000
335,300	United Rentals, Inc. (a)	8,526,679

		53,914,779

INFORMATION TECHNOLOGY (6.98%):
125,000	Electronic Data Systems Corp.	3,443,750
230,900	Harris Corp.	10,589,074
463,100	Symbol Technologies, Inc.	6,918,714

		20,951,538

RAW/INTERMEDIATE MATERIALS (5.28%):
186,700	Aracruz Cellulose S.A. ADR	11,433,508
129,700	Cabot Microelectronics Corp. (a)	4,402,018

		15,835,526

REAL ESTATE (1.85%):
103,800	St. Joe Co.	5,560,566

UTILITIES (2.53%):
290,500	Williams Cos., Inc.	7,587,860

Total COMMON STOCKS (Cost $171,079,812)		289,098,558

FOREIGN COMMON STOCKS (2.13%):
NETHERLANDS (2.13%):
79,500	Hunter Douglas NV	6,390,388

Total FOREIGN COMMON STOCKS (Cost $2,926,238)		6,390,388

CONVERTIBLE PREFERRED STOCKS (0.16%):
CONSUMER DISCRETIONARY (0.16%):
400	Blockbuster, Inc., Preferred Exchange	486,450

Total CONVERTIBLE PREFERRED STOCKS (Cost $400,000)		486,450

Principal Amount
REPURCHASE AGREEMENT (1.65%):
$4,953,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $4,956,096 (collateralized by U.S. Government Obligation, par value $4,900,000, maturing 04/10/15; total market value $5,016,440)	4,953,000

Total REPURCHASE AGREEMENT (Cost $4,953,000)		4,953,000

Total Investments (Cost $179,359,050) (b) - 100.25%		$300,928,396

Liabilities in excess of other assets - (0.25)%		(761,733)

NET ASSETS - 100.00%		$300,166,663

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$123,478,023	$(1,908,677)	$121,569,346

ADR – American Depositary Receipt

Ltd. – Limited

plc – Public Limited Company

Excelsior Funds Trust

International Equity Fund

Schedule of Portfolio Investments	December 31, 2006

(Unaudited)

Shares	Security Description	Value

COMMON STOCKS (98.25%):
AUSTRALIA (3.04%):
20,200	CSL Ltd.	$1,039,340
16,857	Rio Tinto Ltd.	981,081

		2,020,421

BELGIUM (1.41%):
5,500	Umicore	934,447

CANADA (2.20%):
18,700	Canadian National Railway Co.	803,078
14,100	Glidan Activewear, Inc. (a)	658,984

		1,462,062

CHINA (2.74%):
7,000	PetroChina Co. Ltd. ADR	985,460
73,000	Sun Hung Kai Properties Ltd. (Hong Kong)	836,213

		1,821,673

FINLAND (2.37%):
28,500	Fortum Oyj	809,325
37,700	Nokia Oyj	765,494

		1,574,819

FRANCE (7.33%):
23,300	AXA S.A.	939,156
8,520	BNP Paribas S.A.	926,778
14,600	Carrefour S.A.	883,564
5,204	Compagnie Generale de Geophysique S.A. (CGG) (a)	1,123,174
13,816	Total S.A.	994,059

		4,866,731

GERMANY (6.64%):
17,600	Adidas-Salomon AG	878,801
11,500	Altana AG	709,454
15,700	Bayerische Motoren Werke AG	901,656
18,800	Rhoen-Klinikum AG	898,789
41,450	SGL Carbon AG (a)	1,020,489

		4,409,189

INDONESIA (1.54%):
907,000	PT Telekomunikasi Indonesia Tbk	1,023,123

IRELAND (1.70%):

49,000	Bank of Ireland	1,127,975

ITALY (2.21%):
26,850	ENI S.p.A.	903,008
30,665	Permasteelisa S.p.A.	567,548

		1,470,556

JAPAN (23.57%):
20,500	Canon, Inc.	1,154,299
44,100	Casio Computer Co. Ltd.	999,950
48,946	Chiyoda Corp.	956,964
40,300	Don Quijote Co. Ltd.	769,400

12,300	FANUC Co. Ltd.	1,207,296
23,700	Hoya Corp.	923,868
3,800	Keyence Corp.	938,107
10,900	Kyocera Corp.	1,030,536
23,500	Millea Holdings, Inc.	832,435
66	Mitsubishi Tokyo Financial Group, Inc.	818,886
51,000	Nikon Corp.	1,118,055
540	NTT DoCoMo, Inc.	854,566
110,000	Sumitomo Trust & Banking Co. Ltd.	1,151,890
19,000	Takeda Pharmaceutical Co. Ltd.	1,302,349
103,000	The Bank of Fukuoka Ltd.	749,345
9,900	Yamada Denki Co. Ltd.	840,431

		15,648,377

MEXICO (2.78%):
22,500	America Movil S.A. de C.V., Series L ADR	1,017,450
24,592	Cemex S.A.B de C.V. ADR	831,947

		1,849,397

NETHERLANDS (2.64%):
27,000	ABN Amro Holding NV	865,491
57,600	Qiagen NV (a)	885,855

		1,751,346

NORWAY (3.67%):
74,300	Tandberg ASA	1,115,246
70,600	Telenor ASA	1,323,623

		2,438,869

SINGAPORE (1.95%):
88,000	DBS Group Holdings Ltd.	1,292,474

SOUTH KOREA (1.27%):
1,290	Samsung Electronic Co. Ltd.	846,706

SPAIN (4.48%):
57,200	Banco Santander Central Hispano S.A.	1,065,013
28,600	Repsol YPF S.A.	985,312
43,608	Telefonica S.A.	925,731

		2,976,056

SWEDEN (1.65%):
21,000	Svenska Cellulosa AB	1,095,003

SWITZERLAND (4.64%):
28,200	Micronas Semiconductor AG	620,442
5,300	Roche Holdings AG	948,553
5,800	Synthes, Inc.	689,746
13,600	UBS AG	823,311

		3,082,052

TAIWAN (3.42%):
177,409	Hon Hai Precision, Inc.	1,262,478
92,022	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,005,800

		2,268,278

TURKEY (0.96%):
109,400	Arcelik A.S.	640,424

UNITED KINGDOM (16.04%):
62,200	BG Group	845,671
83,600	Cadbury Schweppes plc	892,773
35,174	GlaxoSmithKline plc	925,681
49,200	HSBC Holdings plc	895,309

64,000	Paragon Group plc	835,920
19,570	Reckitt Benckiser plc	892,604
25,588	Royal Bank of Scotland Group plc	995,702
200,700	Sage Group plc (The)	1,061,252
144,349	Serco Group plc	1,076,650
58,100	Shire plc	1,198,616
207,554	William Morrison Supermarkets plc	1,032,887

		10,653,065

Total COMMON STOCKS (Cost $46,409,023)		65,253,043

Principal Amount

REPURCHASE AGREEMENT (0.98%):
$ 654,000	JP Morgan Chase Securities, Inc., 4.50%, dated 12/29/06, to be repurchased 01/03/07, repurchase price $654,409 (collateralized by U.S. Government Obligation, par value $640,000, maturing 07/21/20; total market value $668,887)	654,000

Total REPURCHASE AGREEMENT (Cost $654,000)		654,000

Total Investments (Cost $47,063,023) (b) - 99.23%		$65,907,043
Other assets in excess of liabilities - 0.77%		512,800

NET ASSETS - 100.00%		$66,419,843

(a)	Non-income producing security.
(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$20,018,716	$(1,174,696)	$18,844,020

ADR – American Depository Receipt

Ltd. – Limited

plc – Public Limited Company

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds Trust

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date February 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Evelyn Dilsaver
Evelyn Dilsaver, President

Date February 15, 2007

By (Signature and Title)	/s/ George Pereira
George Pereira, Treasurer and Principal Financial Officer

Date February 14, 2007